Cash and cash equivalents	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents
4.	Cash and cash equivalents:

Of the total cash and cash equivalents at September 30, 2022 and December 31, 2021, $16.7 million and $28.5 million, respectively, was not available for the general corporate purposes of the Company as it was held by non-wholly-owned subsidiaries.

6.	Cash and cash equivalents:

Of the total cash and cash equivalents at December 31, 2021 and 2020, $28.5 million and $9.0 million, respectively, was not available for the general corporate purposes of the Company (or the Parent at December 31, 2020) as it was held by non-wholly-owned subsidiaries (Note 22).

At December 31, 2021, the Company does not have any cash equivalents in the form of redeemable short-term investments (December 31, 2020 — $236,000).